Annual Total Returns (Bar Chart) (Invesco V.I. Basic Value Fund, Series II shares, Invesco V.I. Basic Value Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Basic Value Fund | Series II shares, Invesco V.I. Basic Value Fund
Annual Total Returns
'02	(22.34%)
'03	33.29%
'04	10.84%
'05	5.43%
'06	12.94%
'07	1.36%
'08	(51.90%)
'09	47.74%
'10	6.94%